Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 15,374	$ 12,117
Cost of sales:
Cost of sales, before inventory write-down	(5,585)	(4,305)
Inventory write-down	(2,980)	(399)
Total cost of sales	(8,565)	(4,704)
Gross profit	6,809	7,413
Expenses
General and administrative	38,398	28,819
Sales and marketing	3,796	2,577
Research and development	1,546	1,009	[1]
Goodwill impairment	18,508	1,682
Depreciation and amortization	1,768	1,854
Total expenses	64,016	35,941
Loss from operations	(57,207)	(28,528)
Other Expense (Income), net
Interest and amortization of debt issuance cost	6,818	4,455
Gain on remeasurement of warrant liability	(16,856)	(10,780)
Loss on investments		464
(Gain) loss on debt extinguishment, net	(3,262)	2,360
Loss on fair value of derivative instrument		657
Foreign exchange loss	1,276	491
Other income, net	(502)	(284)
Total other income, net	(12,526)	(2,637)
Loss before income taxes and equity investment loss	(44,681)	(25,891)
Deferred income tax expense	950
Equity investment share of loss	95	4
Net loss	$ (45,726)	$ (25,895)
Net loss per share – basic and diluted (in Dollars per share)	$ (1.78)	$ (3.34)
Weighted-average common shares outstanding – basic and diluted (in Shares)	25,690,096	10,815,580

[1]	The Company reclassified $1,009 research and development expenses, reported in previous period in general and development expense, to conform to the current period presentation.